Federal Home Loan Bank Advances	6 Months Ended
Jun. 30, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

NOTE 12. FEDERAL HOME LOAN BANK ADVANCES

During the first quarter of 2011, the Company had outstanding Federal Home Loan Bank (FHLB) advances of $5,500,000. These advances are fixed rate and mature on various dates between April 1, 2011 and August 3, 2011.

On May 10, 2010, the Company was notified by the FHLB that, based on the current financial and operating condition of the Company, all credit availability of the Company with the FHLB had been rescinded. Additionally, the Company is also now required to provide all collateral underlying existing advances outstanding for safekeeping at the FHLB. On March 23, 2011, the Company was notified that its credit availability had been reinstated, for a maximum of 4% of the total assets of the Bank.